Consolidated Statements of Earnings (Loss) and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Revenue	$ 253,495,601	$ 139,914,470
Cost of sales	259,020,001	152,861,775
Gross loss	(5,524,400)	(12,947,305)
Administrative expenses	51,479,445	44,843,042
Selling expenses	19,650,125	22,973,972
Restructuring costs	1,426,487	0
Impairment of intangible assets and property, plant and equipment	35,998,123	0
Operating loss	(114,078,580)	(80,764,319)
Finance costs	17,892,444	955,422
Foreign exchange (gain) loss	(2,259,539)	1,972,679
Change in fair value of conversion options on convertible debt instruments and interest paid in kind	(4,982,236)	0
Change in fair value of share warrant obligations	(20,963,112)	(101,468,186)
Earnings (loss) before income taxes	(103,766,137)	17,775,766
Income taxes	0	0
Net earnings (loss)	(103,766,137)	17,775,766
Item that will be subsequently reclassified to net earnings (loss)
Foreign currency translation adjustment	6,947,108	(18,309,729)
Comprehensive loss	$ (96,819,029)	$ (533,963)
Earnings (loss) per share
Basic earnings (loss) per share (in USD per share)	$ (0.46)	$ 0.09
Diluted earnings (loss) per share (in USD per share)	$ (0.46)	$ 0.09